Financial Instruments and Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Financial Instruments and Fair Value Measurements
3. Financial Instruments and Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at June 30, 2026
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$17,733	$—	$—	$17,733
U.S. Treasuries	—	16,462	—	$16,462

Total assets	$17,733	$16,462	$—	$34,195

Liabilities:
Preferred stock warrant liability	$—	$—	$1	$1

Total liabilities	$—	$—	$1	$1

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$39,905	$—	$—	$39,905
U.S. Treasuries	—	40,081	—	40,081

Total assets	$39,905	$40,081	$—	$79,986

Liabilities:
Preferred stock warrant liability	$—	$—	$3	$3

Total liabilities	$—	$—	$3	$3

There were no transfers between Level 1, Level 2 and Level 3 categories during the three and six months ended June 30, 2026.
Warrants to Purchase Redeemable Convertible Preferred Stock Subject to Conditional Redemption
There were no material changes to the terms, classification, or accounting for the Company’s warrants to purchase redeemable convertible preferred stock subject to conditional redemption during the three and six months ended June 30, 2026.

Cash and Cash Equivalents and Marketable Securities
The following tables summarizes the Company’s cash, cash equivalents and marketable securities as of June 30, 2026 and December 31, 2025 (in thousands):

	Fair Value Measurements at June 30, 2026
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash and cash equivalents	$17,983	$—	$—	$—	$17,983
U.S. Treasuries	16,465	$—	(3)	—	16,462

Total cash, cash equivalents, and marketable securities	$34,448	$—	$(3)	$—	$34,445

As reported:
Cash and cash equivalents	$17,983	$—	$—	$—	$17,983
Marketable securities	16,465	$—	(3)	—	16,462

	$34,448	$—	$(3)	$—	$34,445

	Fair Value Measurements at December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash and cash equivalents	$40,405	$—	$—	$—	$40,405
U.S. Treasuries	40,058	23	—	—	40,081

Total cash, cash equivalents, and marketable securities	$80,463	$23	$—	$—	$80,486

As reported:
Cash and cash equivalents	$40,405	$—	$—	$—	$40,405
Marketable securities	40,058	23	—	—	40,081

	$80,463	$23	$—	$—	$80,486

None of the Company’s
available-for-sale
marketable securities had remaining maturities longer than one year as of June 30, 2026 and December 31, 2025.
As of June 30, 2026, the aggregate unrealized losses on the Company’s investment securities were immaterial. The Company has the intent and ability to hold such securities until recovery. As a result, the Company did not record any charges for credit-related impairments for its marketable debt securities for the three and six months ended June 30, 2026.

3. Financial Instruments and Fair Value Measurements
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and indicate the level of the fair value hierarchy used to determine such fair values (in thousands):

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$39,905	$—	$—	$39,905
U.S. Treasuries	—	40,081	—	40,081

Total assets	$39,905	$40,081	$—	$79,986

Liabilities:
Preferred stock warrant liability	$—	$—	$3	$3
Total liabilities	$—	$—	$3	$3

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds	$49,733	$—	$—	$49,733
U.S. Treasuries	—	118,509	—	118,509

Total assets	$49,733	$118,509	$—	$168,242

Liabilities:
Preferred stock warrant liability	$—	$—	$6	$6
Total liabilities	$—	$—	6	$6
Warrants to Purchase Redeemable Convertible Preferred Stock Subject to Conditional Redemption
In connection with the PacificWestern Bank (“PWB”) term loan entered into May 2018, the Company granted PWB a warrant to purchase 22,124 shares of Series
A-1
preferred stock at an exercise price of $1.1291 per share. The warrant, which was deemed to be classified as a liability, expires on May 25, 2028. The term loan with PWB was fully paid in January 2019 and has since expired. As of December 31, 2025, the warrant has not been exercised.
The fair value of the preferred stock warrant liability is based on significant inputs not observable in the market, which represent a Level 3 measurement within the fair value hierarchy. The Company’s valuation of the preferred stock warrant utilized the Black-Scholes option-pricing model, which incorporates a number of assumptions and estimates. Changes in the fair value of the preferred stock warrant are recognized as other income (expense) in the consolidated statements of operations and comprehensive loss and were not material for the years ended December 31, 2025 and 2024.
As of December 31, 2025 and 2024, the estimated fair value of the Series
A-1
warrant was $0.13 and $0.28 per share, respectively. The fair value of each warrant share is estimated on the date of grant and at each reporting period using the Black-Scholes option pricing model, which requires inputs based on certain subjective assumptions including fair value of the underlying preferred stock, estimated volatility, expected term, risk-free interest rate, and expected dividend yield.
The Company assesses its financial liabilities measured at fair value on a recurring basis and transfers its financial liabilities between the relevant fair value hierarchies at the end of each reporting period, as needed. The following table represents a roll-forward of the fair value of the Level 3 preferred stock warrant liability for each of the periods indicated (in thousands):

	As of December 31,
	2025	2024
Fair value, beginning of year	$6	$14
Change in estimated fair value	(3)	(8)

Fair value, end of year	$3	$6

As of December 31, 2025 and 2024 there were no transfers between Level 1, Level 2 and Level 3.

Cash and Cash Equivalents and Marketable Securities
The following tables summarizes the Company’s cash, cash equivalents and marketable securities as of December 31, 2025 and 2024 (in thousands):

	Fair Value Measurements at December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash	$500	$—	$—	$—	$500
Money market funds	39,905	—	—	—	39,905
U.S. Treasuries	40,058	23	—	—	40,081

Total cash, cash equivalents, and marketable securities	$80,463	$23	$—	$—	$80,486

As reported:
Cash and cash equivalents	$40,405	$—	$—	$—	$40,405
Marketable securities	40,058	23	—	—	40,081

	$80,463	$23	$—	$—	$80,486

	Fair Value Measurements at December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Credit Losses	Total
Cash	$28	$—	$—	$—	$28
Money market funds	49,733	—	—	—	49,733
U.S. Treasuries	118,536	30	(57)	—	118,509

Total cash, cash equivalents, and marketable securities	$168,297	$30	$(57)	$—	$168,270

As reported:
Cash and cash equivalents	$49,761	$—	$—	$—	$49,761
Marketable securities	118,536	30	(57)	—	118,509

	$168,297	$30	$(57)	$—	$168,270

None of the Company’s
available-for-sale
marketable securities had remaining maturities longer than one year as of December 31, 2025 and 2024.